Capital Stock - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008
Class of Stock [Line Items]
Preferred stock, share authorized	25,000,000	25,000,000
Preferred stock, par value	$ 1	$ 1
Common stock, share authorized	725,000,000	725,000,000
Common stock, par value	$ 0.001	$ 0.001
Number of common shares issued related to the exercise of share based compensation during the period	1,800,000	1,300,000
Common stock, share issued	73,299,702	71,528,599
Preferred stock, share issued	0	0
Common stock, share outstanding	72,500,502	70,729,399
Minimum percentage of shares acquired in exercisable rights	20.00%
Minimum percentage of common stock acquired by stockholders for higher thresholds	15.00%
Weighted-average grant-date fair value of options granted	$ 11.50	$ 10.54	$ 8.72
Restricted stock units [Member]
Class of Stock [Line Items]
Vesting period of stock option, restricted stock units and performance shares	3 years
Value of each restricted stock unit and performance share unit in shares	Each restricted stock unit and performance share unit is equivalent in value to one share of the Company's common stock plus reinvested dividends from the grant date to the vesting date.
Options granted	81,388	158,957	268,595
Fair value of granted stock	$ 4.6	$ 5.4	$ 7.4
Vested restricted stock	261,911	296,798	334,256
Market value of vested restricted stock	8.5	8.8	9.0
Restricted stock or unit expense	5.4	8.1	7.7
Stock granted	149,082	175,206	200,024
Performance shares [Member]
Class of Stock [Line Items]
Number of times performance units to vest, Minimum	0
Options granted	50,689	54,773	67,870
Fair value of granted stock	3.4	2.3	2.5
Performance shares [Member] | Minimum [Member]
Class of Stock [Line Items]
Vesting period of stock option, restricted stock units and performance shares	2 years
Performance shares [Member] | Maximum [Member]
Class of Stock [Line Items]
Vesting period of stock option, restricted stock units and performance shares	3 years
Stock Option [Member]
Class of Stock [Line Items]
Common stock, shares reserved for issuance upon exercise of options or equity awards granted or to be granted	4,009,878	4,133,987
Stock option, term	10 years
Vesting period of stock option, restricted stock units and performance shares	3 years
Stock options, granted	15,243	72,810	432,971
Unrecognized compensation cost related to non-vested stock options granted under the Plans	0.3
Expected recognition of compensation related to non-vested stock options granted under the Plans in 2015	0.2
Expected recognition of compensation related to non-vested stock options granted under the Plans in 2016	0.1
Compensation costs	1.0	1.8	2.9
Intrinsic value of options exercised	22.6	22.6	11.9
Intrinsic value of outstanding in-the-money stock options	39.0	51.7
Intrinsic value of exercisable stock options	35.0	44.5
Weighted-average remaining life of options vested and expected to vest	3 years 7 months 6 days	4 years 2 months 12 days
Weighted-average grant-date fair value of options granted	$ 11.50	$ 10.54	$ 8.72
Expected volatility used in computing fair value of options granted	34.70%	53.70%	54.80%
Expected life used in computing fair value of options granted, years	5 years	4 years	4 years
Dividend yield used in computing fair value of options granted	4.40%	4.80%	4.40%
Risk-free interest rate used in computing fair value of options granted	1.60%	0.80%	2.10%
Estimated forfeiture rate used in computing fair value of options granted	12.00%	12.00%	12.00%
Period of historical data used to calculate expected volatility in years	5 years
Stock Option [Member] | Nonvested [Member]
Class of Stock [Line Items]
Weighted average grant date fair value of non-vested options forfeited	0.1	0.1
Restricted Stock Awards [Member]
Class of Stock [Line Items]
Compensation costs	1.0	0.9	0.7
Options granted	18,230	26,412	23,563
Tender Offers [Member]
Class of Stock [Line Items]
Minimum percentage of shares acquired in exercisable rights	20.00%
Common Stock [Member]
Class of Stock [Line Items]
Repurchase of Common stock, shares	0	300,000
Common stock, share outstanding	72,500,502	70,729,339	69,704,000	68,732,000
Common Stock [Member] | Share Repurchase Program Two Thousand And Eight [Member]
Class of Stock [Line Items]
Common stock repurchase, amount authorized					200.0
Common Stock [Member] | Two Thousand Thirteen Repurchase Authorization [Member]
Class of Stock [Line Items]
Repurchase of Common stock, shares	5,200,000
Common stock repurchase, amount authorized	162.3
Common stock repurchase, total remaining amount authorized	$ 37.7